Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Greenwood Street Trust
Entity Central Index Key	0001898391
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Fidelity Yield Enhanced Equity ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Yield Enhanced Equity ETF
Class Name	Fidelity® Yield Enhanced Equity ETF
Trading Symbol	FYEE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Yield Enhanced Equity ETF for the period April 9, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Yield Enhanced Equity ETF A	$ 25	0.28%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.28%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The fund performed in line with its income focused objective, delivering a high level of yield, with the net indicated yield of 7.38% for the period.
•The fund's relative underperformance against the S&P 500® Index was primarily due to some upside truncation resulting from the fund's short call options overlay, which is employed to generate income.
•The fund's slight underperformance relative to its supplemental benchmark, the CBOE SP500 2% OTM BW Index, was due to differences in structure and the fund's more active management of its short call options overlay.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 9, 2024 through January 31, 2025. Initial investment of $10,000. Fidelity® Yield Enhanced Equity ETF $10,000 $11,578 CBOE S&P 500 2% OTM BuyWrite Index $10,000 $11,760 S&P 500® Index $10,000 $11,718 2024 2025
Net Assets	$ 8,214,132
Holdings Count | shares	166
Advisory Fees Paid, Amount	$ 13,960
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$8,214,132
Number of Holdings	166
Total Advisory Fee	$13,960
Portfolio Turnover	101%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 0.6 Common Stocks 98.9 Options 0.6 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 98.9 Options - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.5 NVIDIA Corp 6.2 Microsoft Corp 5.6 Amazon.com Inc 4.6 Meta Platforms Inc Class A 3.4 Broadcom Inc 2.5 Alphabet Inc Class A 2.3 Berkshire Hathaway Inc Class B 2.3 Alphabet Inc Class C 2.2 JPMorgan Chase & Co 2.0 38.6
Fidelity Advisor Risk Parity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity Advisor® Risk Parity Fund Class C
Trading Symbol	FAPVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 168	1.60%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      Risk assets largely achieved positive results for the 12 months ending January 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•For the year, the fund's strategic allocation underperformed relative to the Risk Parity Custom Index due to its underweight position in equities during a period when stocks delivered strong returns.
•An allocation to commodities also detracted from relative performance, while exposure to gold was modestly beneficial.
•From an active positioning perspective relative to the supplemental Composite index, the fund had higher exposure to equity risk and lower exposure to fixed-income risk.
•Within the fund's equity allocation, the portfolio had a large overweight to international stocks and smaller overweight to U.S. equities. U.S. stocks outperformed equities in international developed and emerging markets this period. As a result, the fund's U.S. positioning aided performance versus the supplemental Composite index, but positioning in international equities detracted.
•Within the fixed-income allocation, underweights in investment-grade bonds, long-term U.S. Treasurys and international investment grade bonds notably aided relative performance. An average underweight in Treasury Inflation-Protected Securities detracted, as this category outperformed the broad investment grade fixed-income market.
•As of January 31, from an active allocation standpoint, the fund was overweight equities and underweight fixed income. Within equities, the fund maintained a large overweight in international markets, both developed and emerging, and a more-modest overweight in U.S. stocks.
•About 9% of fund assets were allocated to investment-grade bonds - well below the 20% neutral weight in the supplemental Composite benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 7, 2022 through January 31, 2025. Initial investment of $10,000. Class C $10,000 $10,252 $10,221 $11,277 Fidelity Risk Parity Composite Index $10,000 $10,461 $11,464 $12,951 Fidelity Total Investable Market Risk Parity Composite Index℠ $10,000 $10,331 $10,550 $11,676 MSCI ACWI (All Country World Index) Index $10,000 $10,775 $12,403 $15,022 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 9.34% 4.78% Class C 10.34% 4.78% Fidelity Risk Parity Composite Index 12.97% 10.57% Fidelity Total Investable Market Risk Parity Composite Index℠ 10.68% 6.21% MSCI ACWI (All Country World Index) Index 21.11% 17.14% A From July 7, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,350,457
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 47,274
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$8,350,457
Number of Holdings	30
Total Advisory Fee	$47,274
Portfolio Turnover	82%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 12.1 Swaps 45.5 Fixed-Income Funds 29.7 Domestic Equity Funds 21.3 International Equity Funds 6.2 Futures Contracts 7.6 Swaps 29.0 Short-Term Investments and Net Other Assets (Liabilities) 6.2 ASSET ALLOCATION (% of Fund's Total Exposure) Fixed-Income Funds - 29.7 Domestic Equity Funds - 21.3 International Equity Funds - 6.2 Futures Contracts - 7.6 Swaps - 29.0 Short-Term Investments and Net Other Assets (Liabilities) - 6.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 30.5 Fidelity Commodity Strategy Fund 10.2 iShares US Treasury Bond ETF 8.8 Fidelity Total Market Index Fund 7.9 Fidelity Small Cap Value Index Fund 7.3 Fidelity International Index Fund 6.4 Fidelity Small Cap Index Fund 4.9 iShares J.P. Morgan EM Local Currency Bond ETF 4.1 Fidelity Emerging Markets Index Fund 3.5 Fidelity Real Estate Index Fund 3.2 86.8
Fidelity Advisor Equity Market Neutral Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity Advisor® Equity Market Neutral Fund Class C
Trading Symbol	FEMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period June 25, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 126	2.12%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	2.12%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The period following the fund's launch through September 2024 proved difficult amid a market shift from growth to value and the unwinding of the Yen/USD carry trade.
•The primary driver of the underperformance was weak idiosyncratic stock selection in a few key long and short positions.
•The fund continued to maintain diversified positioning across sectors and countries, and benefited from opportunities that emerged as the market began shifting toward rewarding fundamentals in Q4 of 2024 and in January 2025.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 25, 2024 through January 31, 2025. Initial investment of $10,000. Share class performance includes contingent deferred sales charges in the past one year. Class C $10,000 $9,603 Bloomberg US 3 Month Treasury Bellwether Index $10,000 $10,303 MSCI ACWI (All Country World Index) Index $10,000 $10,908 2024 2025
Net Assets	$ 12,976,079
Holdings Count | shares	135
Advisory Fees Paid, Amount	$ 67,797
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$12,976,079
Number of Holdings	135
Total Advisory Fee	$67,797
Portfolio Turnover	78%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 121.6 Forward Foreign Currency Contracts 41.8 Common Stocks 30.0 Swaps 46.2 Forward Foreign Currency Contracts 15.9 Short-Term Investments and Net Other Assets (Liabilities) 7.9 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 30.0 Swaps - 46.2 Forward Foreign Currency Contracts - 15.9 Short-Term Investments and Net Other Assets (Liabilities) - 7.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class 21.4 Apollo Global Management Inc 2.3 Meta Platforms Inc Class A 2.3 Wells Fargo & Co 2.3 Insulet Corp 2.3 Morgan Stanley 2.2 Expedia Group Inc Class A 2.2 Taiwan Semiconductor Manufacturing Co Ltd 2.0 JPMorgan Chase & Co 2.0 Kuraray Co Ltd 2.0 41.0
Fidelity Advisor Hedged Equity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity Advisor® Hedged Equity Fund Class M
Trading Symbol	FEQNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 115	1.05%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The fund performed in line with its defensive orientation delivering strong returns with less volatility than that of the S&P 500® Index.
•The fund's relative underperformance against the S&P 500® Index was primarily due to the on-going cost to hedge the downside risk of the portfolio during a period of strong appreciation for the broader market.
•The fund's slight underperformance relative to its supplemental benchmark, the CBOE Put Protection Index, was attributable to its typically larger allocation to the protective put options compared to the index, which resulted in higher carrying cost during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 1, 2022 through January 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,582 $10,889 $12,966 Cboe S&P 500 5% Put Protection Index $10,000 $10,010 $11,492 $13,977 S&P 500® Index $10,000 $10,346 $12,500 $15,797 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 14.91% 11.33% Class M (without 3.50% sales charge) 19.07% 12.98% Cboe S&P 500 5% Put Protection Index 21.62% 14.84% S&P 500® Index 26.38% 20.81% A From September 1, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 344,347,547
Holdings Count | shares	430
Advisory Fees Paid, Amount	$ 1,459,848
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$344,347,547
Number of Holdings	430
Total Advisory Fee	$1,459,848
Portfolio Turnover	56%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 0.8 Common Stocks 80.4 Domestic Equity Funds 1.4 Options 0.8 Short-Term Investments and Net Other Assets (Liabilities) 17.4 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 80.4 Domestic Equity Funds - 1.4 Options - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 17.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 5.8 Microsoft Corp 5.1 NVIDIA Corp 4.8 Amazon.com Inc 3.7 Alphabet Inc Class A 3.5 Meta Platforms Inc Class A 2.5 Tesla Inc 1.9 Broadcom Inc 1.7 Berkshire Hathaway Inc Class B 1.7 JPMorgan Chase & Co 1.6 32.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Risk Parity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity Advisor® Risk Parity Fund Class Z
Trading Symbol	FAPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      Risk assets largely achieved positive results for the 12 months ending January 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•For the year, the fund's strategic allocation underperformed relative to the Risk Parity Custom Index due to its underweight position in equities during a period when stocks delivered strong returns.
•An allocation to commodities also detracted from relative performance, while exposure to gold was modestly beneficial.
•From an active positioning perspective relative to the supplemental Composite index, the fund had higher exposure to equity risk and lower exposure to fixed-income risk.
•Within the fund's equity allocation, the portfolio had a large overweight to international stocks and smaller overweight to U.S. equities. U.S. stocks outperformed equities in international developed and emerging markets this period. As a result, the fund's U.S. positioning aided performance versus the supplemental Composite index, but positioning in international equities detracted.
•Within the fixed-income allocation, underweights in investment-grade bonds, long-term U.S. Treasurys and international investment grade bonds notably aided relative performance. An average underweight in Treasury Inflation-Protected Securities detracted, as this category outperformed the broad investment grade fixed-income market.
•As of January 31, from an active allocation standpoint, the fund was overweight equities and underweight fixed income. Within equities, the fund maintained a large overweight in international markets, both developed and emerging, and a more-modest overweight in U.S. stocks.
•About 9% of fund assets were allocated to investment-grade bonds - well below the 20% neutral weight in the supplemental Composite benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 7, 2022 through January 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,313 $10,385 $11,593 Fidelity Risk Parity Composite Index $10,000 $10,461 $11,464 $12,951 Fidelity Total Investable Market Risk Parity Composite Index℠ $10,000 $10,331 $10,550 $11,676 MSCI ACWI (All Country World Index) Index $10,000 $10,775 $12,403 $15,022 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 11.63% 5.91% Fidelity Risk Parity Composite Index 12.97% 10.57% Fidelity Total Investable Market Risk Parity Composite Index℠ 10.68% 6.21% MSCI ACWI (All Country World Index) Index 21.11% 17.14% A From July 7, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,350,457
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 47,274
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$8,350,457
Number of Holdings	30
Total Advisory Fee	$47,274
Portfolio Turnover	82%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 12.1 Swaps 45.5 Fixed-Income Funds 29.7 Domestic Equity Funds 21.3 International Equity Funds 6.2 Futures Contracts 7.6 Swaps 29.0 Short-Term Investments and Net Other Assets (Liabilities) 6.2 ASSET ALLOCATION (% of Fund's Total Exposure) Fixed-Income Funds - 29.7 Domestic Equity Funds - 21.3 International Equity Funds - 6.2 Futures Contracts - 7.6 Swaps - 29.0 Short-Term Investments and Net Other Assets (Liabilities) - 6.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 30.5 Fidelity Commodity Strategy Fund 10.2 iShares US Treasury Bond ETF 8.8 Fidelity Total Market Index Fund 7.9 Fidelity Small Cap Value Index Fund 7.3 Fidelity International Index Fund 6.4 Fidelity Small Cap Index Fund 4.9 iShares J.P. Morgan EM Local Currency Bond ETF 4.1 Fidelity Emerging Markets Index Fund 3.5 Fidelity Real Estate Index Fund 3.2 86.8
Fidelity Advisor Hedged Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity Advisor® Hedged Equity Fund Class I
Trading Symbol	FEQJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The fund performed in line with its defensive orientation delivering strong returns with less volatility than that of the S&P 500® Index.
•The fund's relative underperformance against the S&P 500® Index was primarily due to the on-going cost to hedge the downside risk of the portfolio during a period of strong appreciation for the broader market.
•The fund's slight underperformance relative to its supplemental benchmark, the CBOE Put Protection Index, was attributable to its typically larger allocation to the protective put options compared to the index, which resulted in higher carrying cost during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 1, 2022 through January 31, 2025. Initial investment of $10,000. Class I $10,000 $9,946 $11,360 $13,606 Cboe S&P 500 5% Put Protection Index $10,000 $10,010 $11,492 $13,977 S&P 500® Index $10,000 $10,346 $12,500 $15,797 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 19.77% 13.57% Cboe S&P 500 5% Put Protection Index 21.62% 14.84% S&P 500® Index 26.38% 20.81% A From September 1, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 344,347,547
Holdings Count | shares	430
Advisory Fees Paid, Amount	$ 1,459,848
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$344,347,547
Number of Holdings	430
Total Advisory Fee	$1,459,848
Portfolio Turnover	56%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 0.8 Common Stocks 80.4 Domestic Equity Funds 1.4 Options 0.8 Short-Term Investments and Net Other Assets (Liabilities) 17.4 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 80.4 Domestic Equity Funds - 1.4 Options - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 17.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 5.8 Microsoft Corp 5.1 NVIDIA Corp 4.8 Amazon.com Inc 3.7 Alphabet Inc Class A 3.5 Meta Platforms Inc Class A 2.5 Tesla Inc 1.9 Broadcom Inc 1.7 Berkshire Hathaway Inc Class B 1.7 JPMorgan Chase & Co 1.6 32.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Hedged Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity Advisor® Hedged Equity Fund Class C
Trading Symbol	FEQDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 169	1.55%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The fund performed in line with its defensive orientation delivering strong returns with less volatility than that of the S&P 500® Index.
•The fund's relative underperformance against the S&P 500® Index was primarily due to the on-going cost to hedge the downside risk of the portfolio during a period of strong appreciation for the broader market.
•The fund's slight underperformance relative to its supplemental benchmark, the CBOE Put Protection Index, was attributable to its typically larger allocation to the protective put options compared to the index, which resulted in higher carrying cost during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 1, 2022 through January 31, 2025. Initial investment of $10,000. Class C $10,000 $9,903 $11,203 $13,276 Cboe S&P 500 5% Put Protection Index $10,000 $10,010 $11,492 $13,977 S&P 500® Index $10,000 $10,346 $12,500 $15,797 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class C (incl. contingent deferred sales charge) 17.50% 12.43% Class C 18.50% 12.43% Cboe S&P 500 5% Put Protection Index 21.62% 14.84% S&P 500® Index 26.38% 20.81% A From September 1, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 344,347,547
Holdings Count | shares	430
Advisory Fees Paid, Amount	$ 1,459,848
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$344,347,547
Number of Holdings	430
Total Advisory Fee	$1,459,848
Portfolio Turnover	56%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 0.8 Common Stocks 80.4 Domestic Equity Funds 1.4 Options 0.8 Short-Term Investments and Net Other Assets (Liabilities) 17.4 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 80.4 Domestic Equity Funds - 1.4 Options - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 17.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 5.8 Microsoft Corp 5.1 NVIDIA Corp 4.8 Amazon.com Inc 3.7 Alphabet Inc Class A 3.5 Meta Platforms Inc Class A 2.5 Tesla Inc 1.9 Broadcom Inc 1.7 Berkshire Hathaway Inc Class B 1.7 JPMorgan Chase & Co 1.6 32.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Risk Parity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity Advisor® Risk Parity Fund Class A
Trading Symbol	FAPUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      Risk assets largely achieved positive results for the 12 months ending January 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•For the year, the fund's strategic allocation underperformed relative to the Risk Parity Custom Index due to its underweight position in equities during a period when stocks delivered strong returns.
•An allocation to commodities also detracted from relative performance, while exposure to gold was modestly beneficial.
•From an active positioning perspective relative to the supplemental Composite index, the fund had higher exposure to equity risk and lower exposure to fixed-income risk.
•Within the fund's equity allocation, the portfolio had a large overweight to international stocks and smaller overweight to U.S. equities. U.S. stocks outperformed equities in international developed and emerging markets this period. As a result, the fund's U.S. positioning aided performance versus the supplemental Composite index, but positioning in international equities detracted.
•Within the fixed-income allocation, underweights in investment-grade bonds, long-term U.S. Treasurys and international investment grade bonds notably aided relative performance. An average underweight in Treasury Inflation-Protected Securities detracted, as this category outperformed the broad investment grade fixed-income market.
•As of January 31, from an active allocation standpoint, the fund was overweight equities and underweight fixed income. Within equities, the fund maintained a large overweight in international markets, both developed and emerging, and a more-modest overweight in U.S. stocks.
•About 9% of fund assets were allocated to investment-grade bonds - well below the 20% neutral weight in the supplemental Composite benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 7, 2022 through January 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,698 $9,747 $10,836 Fidelity Risk Parity Composite Index $10,000 $10,461 $11,464 $12,951 Fidelity Total Investable Market Risk Parity Composite Index℠ $10,000 $10,331 $10,550 $11,676 MSCI ACWI (All Country World Index) Index $10,000 $10,775 $12,403 $15,022 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 4.78% 3.17% Class A (without 5.75% sales charge) 11.17% 5.57% Fidelity Risk Parity Composite Index 12.97% 10.57% Fidelity Total Investable Market Risk Parity Composite Index℠ 10.68% 6.21% MSCI ACWI (All Country World Index) Index 21.11% 17.14% A From July 7, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,350,457
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 47,274
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$8,350,457
Number of Holdings	30
Total Advisory Fee	$47,274
Portfolio Turnover	82%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 12.1 Swaps 45.5 Fixed-Income Funds 29.7 Domestic Equity Funds 21.3 International Equity Funds 6.2 Futures Contracts 7.6 Swaps 29.0 Short-Term Investments and Net Other Assets (Liabilities) 6.2 ASSET ALLOCATION (% of Fund's Total Exposure) Fixed-Income Funds - 29.7 Domestic Equity Funds - 21.3 International Equity Funds - 6.2 Futures Contracts - 7.6 Swaps - 29.0 Short-Term Investments and Net Other Assets (Liabilities) - 6.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 30.5 Fidelity Commodity Strategy Fund 10.2 iShares US Treasury Bond ETF 8.8 Fidelity Total Market Index Fund 7.9 Fidelity Small Cap Value Index Fund 7.3 Fidelity International Index Fund 6.4 Fidelity Small Cap Index Fund 4.9 iShares J.P. Morgan EM Local Currency Bond ETF 4.1 Fidelity Emerging Markets Index Fund 3.5 Fidelity Real Estate Index Fund 3.2 86.8
Fidelity Equity Market Neutral Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity® Equity Market Neutral Fund
Trading Symbol	FEMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period June 25, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Market Neutral Fund A	$ 66	1.11%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.11%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The period following the fund's launch through September 2024 proved difficult amid a market shift from growth to value and the unwinding of the Yen/USD carry trade.
•The primary driver of the underperformance was weak idiosyncratic stock selection in a few key long and short positions.
•The fund continued to maintain diversified positioning across sectors and countries, and benefited from opportunities that emerged as the market began shifting toward rewarding fundamentals in Q4 of 2024 and in January 2025.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 25, 2024 through January 31, 2025. Initial investment of $10,000. Fidelity® Equity Market Neutral Fund $10,000 $9,760 Bloomberg US 3 Month Treasury Bellwether Index $10,000 $10,303 MSCI ACWI (All Country World Index) Index $10,000 $10,908 2024 2025
Net Assets	$ 12,976,079
Holdings Count | shares	135
Advisory Fees Paid, Amount	$ 67,797
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$12,976,079
Number of Holdings	135
Total Advisory Fee	$67,797
Portfolio Turnover	78%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 121.6 Forward Foreign Currency Contracts 41.8 Common Stocks 30.0 Swaps 46.2 Forward Foreign Currency Contracts 15.9 Short-Term Investments and Net Other Assets (Liabilities) 7.9 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 30.0 Swaps - 46.2 Forward Foreign Currency Contracts - 15.9 Short-Term Investments and Net Other Assets (Liabilities) - 7.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class 21.4 Apollo Global Management Inc 2.3 Meta Platforms Inc Class A 2.3 Wells Fargo & Co 2.3 Insulet Corp 2.3 Morgan Stanley 2.2 Expedia Group Inc Class A 2.2 Taiwan Semiconductor Manufacturing Co Ltd 2.0 JPMorgan Chase & Co 2.0 Kuraray Co Ltd 2.0 41.0
Fidelity SAI Convertible Arbitrage Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Convertible Arbitrage Fund
Class Name	Fidelity® SAI Convertible Arbitrage Fund
Trading Symbol	FSAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Convertible Arbitrage Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Convertible Arbitrage Fund	$ 153	1.45%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates. The year was marked by strong primary market issuance in convertible bonds.
•During the period, the fund maintained diversification across investment structures, duration and sectors with the largest exposures in technology and healthcare.
•The fund benefited from gradually shifting away from credit-sensitive bonds and refinancing bonds into 2027-2029 maturities with strong credit quality.
•The fund also took advantage of the robust primary market issuance in convertible bonds, which presented a number of attractive investment opportunities.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 12, 2023 through January 31, 2025. Initial investment of $10,000. Fidelity® SAI Convertible Arbitrage Fund $10,000 $10,181 $11,293 Bloomberg US 3 Month Treasury Bellwether Index $10,000 $10,209 $10,743 Bloomberg U.S. Aggregate Bond Index $10,000 $10,469 $10,685 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Convertible Arbitrage Fund 10.92% 9.15% Bloomberg US 3 Month Treasury Bellwether Index 5.24% 5.30% Bloomberg U.S. Aggregate Bond Index 2.07% 4.89% A From September 12, 2023 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 12, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 427,638,723
Holdings Count | shares	48
Advisory Fees Paid, Amount	$ 3,491,712
Investment Company Portfolio Turnover	345.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$427,638,723
Number of Holdings	48
Total Advisory Fee	$3,491,712
Portfolio Turnover	345%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 12.0 Swaps 319.0 Corporate Bonds 10.1 U.S. Treasury Obligations 7.3 Common Stocks 3.6 Domestic Equity Funds 1.3 International Equity Funds 0.7 Futures Contracts 2.8 Swaps 73.9 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's Total Exposure) Corporate Bonds - 10.1 U.S. Treasury Obligations - 7.3 Common Stocks - 3.6 Domestic Equity Funds - 1.3 International Equity Funds - 0.7 Futures Contracts - 2.8 Swaps - 73.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 31.4 Granite Construction Inc 5.5 Apple Inc 4.6 MACOM Technology Solutions Holdings Inc 4.6 NVIDIA Corp 4.5 Broadcom Inc 3.9 Tyler Technologies Inc 3.5 Lantheus Holdings Inc 3.0 iShares Core S&P 500 ETF 2.9 iShares MSCI ACWI ETF 2.8 66.7
Fidelity Advisor Equity Market Neutral Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity Advisor® Equity Market Neutral Fund Class A
Trading Symbol	FEMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period June 25, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 81	1.36%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.36%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The period following the fund's launch through September 2024 proved difficult amid a market shift from growth to value and the unwinding of the Yen/USD carry trade.
•The primary driver of the underperformance was weak idiosyncratic stock selection in a few key long and short positions.
•The fund continued to maintain diversified positioning across sectors and countries, and benefited from opportunities that emerged as the market began shifting toward rewarding fundamentals in Q4 of 2024 and in January 2025.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 25, 2024 through January 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,180 Bloomberg US 3 Month Treasury Bellwether Index $10,000 $10,303 MSCI ACWI (All Country World Index) Index $10,000 $10,908 2024 2025
Net Assets	$ 12,976,079
Holdings Count | shares	135
Advisory Fees Paid, Amount	$ 67,797
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$12,976,079
Number of Holdings	135
Total Advisory Fee	$67,797
Portfolio Turnover	78%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 121.6 Forward Foreign Currency Contracts 41.8 Common Stocks 30.0 Swaps 46.2 Forward Foreign Currency Contracts 15.9 Short-Term Investments and Net Other Assets (Liabilities) 7.9 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 30.0 Swaps - 46.2 Forward Foreign Currency Contracts - 15.9 Short-Term Investments and Net Other Assets (Liabilities) - 7.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class 21.4 Apollo Global Management Inc 2.3 Meta Platforms Inc Class A 2.3 Wells Fargo & Co 2.3 Insulet Corp 2.3 Morgan Stanley 2.2 Expedia Group Inc Class A 2.2 Taiwan Semiconductor Manufacturing Co Ltd 2.0 JPMorgan Chase & Co 2.0 Kuraray Co Ltd 2.0 41.0
Fidelity Advisor Hedged Equity Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity Advisor® Hedged Equity Fund Class Z
Trading Symbol	FEQZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The fund performed in line with its defensive orientation delivering strong returns with less volatility than that of the S&P 500® Index.
•The fund's relative underperformance against the S&P 500® Index was primarily due to the on-going cost to hedge the downside risk of the portfolio during a period of strong appreciation for the broader market.
•The fund's slight underperformance relative to its supplemental benchmark, the CBOE Put Protection Index, was attributable to its typically larger allocation to the protective put options compared to the index, which resulted in higher carrying cost during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 1, 2022 through January 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,946 $11,368 $13,617 Cboe S&P 500 5% Put Protection Index $10,000 $10,010 $11,492 $13,977 S&P 500® Index $10,000 $10,346 $12,500 $15,797 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class Z 19.79% 13.61% Cboe S&P 500 5% Put Protection Index 21.62% 14.84% S&P 500® Index 26.38% 20.81% A From September 1, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 344,347,547
Holdings Count | shares	430
Advisory Fees Paid, Amount	$ 1,459,848
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$344,347,547
Number of Holdings	430
Total Advisory Fee	$1,459,848
Portfolio Turnover	56%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 0.8 Common Stocks 80.4 Domestic Equity Funds 1.4 Options 0.8 Short-Term Investments and Net Other Assets (Liabilities) 17.4 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 80.4 Domestic Equity Funds - 1.4 Options - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 17.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 5.8 Microsoft Corp 5.1 NVIDIA Corp 4.8 Amazon.com Inc 3.7 Alphabet Inc Class A 3.5 Meta Platforms Inc Class A 2.5 Tesla Inc 1.9 Broadcom Inc 1.7 Berkshire Hathaway Inc Class B 1.7 JPMorgan Chase & Co 1.6 32.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Hedged Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity Advisor® Hedged Equity Fund Class A
Trading Symbol	FEQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 88	0.80%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The fund performed in line with its defensive orientation delivering strong returns with less volatility than that of the S&P 500® Index.
•The fund's relative underperformance against the S&P 500® Index was primarily due to the on-going cost to hedge the downside risk of the portfolio during a period of strong appreciation for the broader market.
•The fund's slight underperformance relative to its supplemental benchmark, the CBOE Put Protection Index, was attributable to its typically larger allocation to the protective put options compared to the index, which resulted in higher carrying cost during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 1, 2022 through January 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,369 $10,676 $12,746 Cboe S&P 500 5% Put Protection Index $10,000 $10,010 $11,492 $13,977 S&P 500® Index $10,000 $10,346 $12,500 $15,797 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 12.52% 10.55% Class A (without 5.75% sales charge) 19.39% 13.29% Cboe S&P 500 5% Put Protection Index 21.62% 14.84% S&P 500® Index 26.38% 20.81% A From September 1, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 344,347,547
Holdings Count | shares	430
Advisory Fees Paid, Amount	$ 1,459,848
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$344,347,547
Number of Holdings	430
Total Advisory Fee	$1,459,848
Portfolio Turnover	56%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 0.8 Common Stocks 80.4 Domestic Equity Funds 1.4 Options 0.8 Short-Term Investments and Net Other Assets (Liabilities) 17.4 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 80.4 Domestic Equity Funds - 1.4 Options - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 17.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 5.8 Microsoft Corp 5.1 NVIDIA Corp 4.8 Amazon.com Inc 3.7 Alphabet Inc Class A 3.5 Meta Platforms Inc Class A 2.5 Tesla Inc 1.9 Broadcom Inc 1.7 Berkshire Hathaway Inc Class B 1.7 JPMorgan Chase & Co 1.6 32.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Risk Parity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity Advisor® Risk Parity Fund Class I
Trading Symbol	FAPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      Risk assets largely achieved positive results for the 12 months ending January 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•For the year, the fund's strategic allocation underperformed relative to the Risk Parity Custom Index due to its underweight position in equities during a period when stocks delivered strong returns.
•An allocation to commodities also detracted from relative performance, while exposure to gold was modestly beneficial.
•From an active positioning perspective relative to the supplemental Composite index, the fund had higher exposure to equity risk and lower exposure to fixed-income risk.
•Within the fund's equity allocation, the portfolio had a large overweight to international stocks and smaller overweight to U.S. equities. U.S. stocks outperformed equities in international developed and emerging markets this period. As a result, the fund's U.S. positioning aided performance versus the supplemental Composite index, but positioning in international equities detracted.
•Within the fixed-income allocation, underweights in investment-grade bonds, long-term U.S. Treasurys and international investment grade bonds notably aided relative performance. An average underweight in Treasury Inflation-Protected Securities detracted, as this category outperformed the broad investment grade fixed-income market.
•As of January 31, from an active allocation standpoint, the fund was overweight equities and underweight fixed income. Within equities, the fund maintained a large overweight in international markets, both developed and emerging, and a more-modest overweight in U.S. stocks.
•About 9% of fund assets were allocated to investment-grade bonds - well below the 20% neutral weight in the supplemental Composite benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 7, 2022 through January 31, 2025. Initial investment of $10,000. Class I $10,000 $10,302 $10,381 $11,570 Fidelity Risk Parity Composite Index $10,000 $10,461 $11,464 $12,951 Fidelity Total Investable Market Risk Parity Composite Index℠ $10,000 $10,331 $10,550 $11,676 MSCI ACWI (All Country World Index) Index $10,000 $10,775 $12,403 $15,022 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 11.45% 5.83% Fidelity Risk Parity Composite Index 12.97% 10.57% Fidelity Total Investable Market Risk Parity Composite Index℠ 10.68% 6.21% MSCI ACWI (All Country World Index) Index 21.11% 17.14% A From July 7, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,350,457
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 47,274
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$8,350,457
Number of Holdings	30
Total Advisory Fee	$47,274
Portfolio Turnover	82%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 12.1 Swaps 45.5 Fixed-Income Funds 29.7 Domestic Equity Funds 21.3 International Equity Funds 6.2 Futures Contracts 7.6 Swaps 29.0 Short-Term Investments and Net Other Assets (Liabilities) 6.2 ASSET ALLOCATION (% of Fund's Total Exposure) Fixed-Income Funds - 29.7 Domestic Equity Funds - 21.3 International Equity Funds - 6.2 Futures Contracts - 7.6 Swaps - 29.0 Short-Term Investments and Net Other Assets (Liabilities) - 6.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 30.5 Fidelity Commodity Strategy Fund 10.2 iShares US Treasury Bond ETF 8.8 Fidelity Total Market Index Fund 7.9 Fidelity Small Cap Value Index Fund 7.3 Fidelity International Index Fund 6.4 Fidelity Small Cap Index Fund 4.9 iShares J.P. Morgan EM Local Currency Bond ETF 4.1 Fidelity Emerging Markets Index Fund 3.5 Fidelity Real Estate Index Fund 3.2 86.8
Fidelity Advisor Equity Market Neutral Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity Advisor® Equity Market Neutral Fund Class Z
Trading Symbol	FEMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period June 25, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 63	1.06%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.06%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The period following the fund's launch through September 2024 proved difficult amid a market shift from growth to value and the unwinding of the Yen/USD carry trade.
•The primary driver of the underperformance was weak idiosyncratic stock selection in a few key long and short positions.
•The fund continued to maintain diversified positioning across sectors and countries, and benefited from opportunities that emerged as the market began shifting toward rewarding fundamentals in Q4 of 2024 and in January 2025.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 25, 2024 through January 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,760 Bloomberg US 3 Month Treasury Bellwether Index $10,000 $10,303 MSCI ACWI (All Country World Index) Index $10,000 $10,908 2024 2025
Net Assets	$ 12,976,079
Holdings Count | shares	135
Advisory Fees Paid, Amount	$ 67,797
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$12,976,079
Number of Holdings	135
Total Advisory Fee	$67,797
Portfolio Turnover	78%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 121.6 Forward Foreign Currency Contracts 41.8 Common Stocks 30.0 Swaps 46.2 Forward Foreign Currency Contracts 15.9 Short-Term Investments and Net Other Assets (Liabilities) 7.9 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 30.0 Swaps - 46.2 Forward Foreign Currency Contracts - 15.9 Short-Term Investments and Net Other Assets (Liabilities) - 7.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class 21.4 Apollo Global Management Inc 2.3 Meta Platforms Inc Class A 2.3 Wells Fargo & Co 2.3 Insulet Corp 2.3 Morgan Stanley 2.2 Expedia Group Inc Class A 2.2 Taiwan Semiconductor Manufacturing Co Ltd 2.0 JPMorgan Chase & Co 2.0 Kuraray Co Ltd 2.0 41.0
Fidelity Hedged Equity ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity ETF
Class Name	Fidelity® Hedged Equity ETF
Trading Symbol	FHEQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Hedged Equity ETF for the period April 9, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Hedged Equity ETF A	$ 42	0.48%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.48%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The fund performed in line with its defensive orientation delivering strong returns with less volatility than that of the S&P 500® Index.
•The fund's relative underperformance against the S&P 500® Index was primarily due to the on-going cost to hedge the downside risk of the portfolio during a period of strong appreciation for the broader market.
•The fund's slight underperformance relative to its supplemental benchmark, the CBOE Put Protection Index, was attributable to its typically larger allocation to the protective put options compared to the index, which resulted in higher carrying cost during the period.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 9, 2024 through January 31, 2025. Initial investment of $10,000. Fidelity® Hedged Equity ETF $10,000 $11,205 CBOE S&P 500 5% Put Protection Index $10,000 $11,342 S&P 500® Index $10,000 $11,718 2024 2025
Net Assets	$ 390,108,667
Holdings Count | shares	178
Advisory Fees Paid, Amount	$ 1,576,556
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$390,108,667
Number of Holdings	178
Total Advisory Fee	$1,576,556
Portfolio Turnover	86%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 0.2 Options 1.1 Common Stocks 97.9 Options 1.1 Futures Contracts 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 97.9 Options - 1.1 Futures Contracts - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.4 NVIDIA Corp 6.1 Microsoft Corp 5.6 Amazon.com Inc 4.6 Meta Platforms Inc Class A 3.4 Broadcom Inc 2.4 Alphabet Inc Class A 2.4 Berkshire Hathaway Inc Class B 2.2 JPMorgan Chase & Co 2.0 Alphabet Inc Class C 1.9 38.0
Fidelity Hedged Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Hedged Equity Fund
Class Name	Fidelity® Hedged Equity Fund
Trading Symbol	FEQHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Hedged Equity Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Hedged Equity Fund	$ 60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The fund performed in line with its defensive orientation delivering strong returns with less volatility than that of the S&P 500® Index.
•The fund's relative underperformance against the S&P 500® Index was primarily due to the on-going cost to hedge the downside risk of the portfolio during a period of strong appreciation for the broader market.
•The fund's slight underperformance relative to its supplemental benchmark, the CBOE Put Protection Index, was attributable to its typically larger allocation to the protective put options compared to the index, which resulted in higher carrying cost during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 1, 2022 through January 31, 2025. Initial investment of $10,000. Fidelity® Hedged Equity Fund $10,000 $9,946 $11,360 $13,596 Cboe S&P 500 5% Put Protection Index $10,000 $10,010 $11,492 $13,977 S&P 500® Index $10,000 $10,346 $12,500 $15,797 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Hedged Equity Fund 19.69% 13.54% Cboe S&P 500 5% Put Protection Index 21.62% 14.84% S&P 500® Index 26.38% 20.81% A From September 1, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 344,347,547
Holdings Count | shares	430
Advisory Fees Paid, Amount	$ 1,459,848
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$344,347,547
Number of Holdings	430
Total Advisory Fee	$1,459,848
Portfolio Turnover	56%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 0.8 Common Stocks 80.4 Domestic Equity Funds 1.4 Options 0.8 Short-Term Investments and Net Other Assets (Liabilities) 17.4 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 80.4 Domestic Equity Funds - 1.4 Options - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 17.4
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 5.8 Microsoft Corp 5.1 NVIDIA Corp 4.8 Amazon.com Inc 3.7 Alphabet Inc Class A 3.5 Meta Platforms Inc Class A 2.5 Tesla Inc 1.9 Broadcom Inc 1.7 Berkshire Hathaway Inc Class B 1.7 JPMorgan Chase & Co 1.6 32.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Equity Market Neutral Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity Advisor® Equity Market Neutral Fund Class M
Trading Symbol	FEMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period June 25, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 96	1.61%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.61%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The period following the fund's launch through September 2024 proved difficult amid a market shift from growth to value and the unwinding of the Yen/USD carry trade.
•The primary driver of the underperformance was weak idiosyncratic stock selection in a few key long and short positions.
•The fund continued to maintain diversified positioning across sectors and countries, and benefited from opportunities that emerged as the market began shifting toward rewarding fundamentals in Q4 of 2024 and in January 2025.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 25, 2024 through January 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,389 Bloomberg US 3 Month Treasury Bellwether Index $10,000 $10,303 MSCI ACWI (All Country World Index) Index $10,000 $10,908 2024 2025
Net Assets	$ 12,976,079
Holdings Count | shares	135
Advisory Fees Paid, Amount	$ 67,797
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$12,976,079
Number of Holdings	135
Total Advisory Fee	$67,797
Portfolio Turnover	78%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 121.6 Forward Foreign Currency Contracts 41.8 Common Stocks 30.0 Swaps 46.2 Forward Foreign Currency Contracts 15.9 Short-Term Investments and Net Other Assets (Liabilities) 7.9 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 30.0 Swaps - 46.2 Forward Foreign Currency Contracts - 15.9 Short-Term Investments and Net Other Assets (Liabilities) - 7.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class 21.4 Apollo Global Management Inc 2.3 Meta Platforms Inc Class A 2.3 Wells Fargo & Co 2.3 Insulet Corp 2.3 Morgan Stanley 2.2 Expedia Group Inc Class A 2.2 Taiwan Semiconductor Manufacturing Co Ltd 2.0 JPMorgan Chase & Co 2.0 Kuraray Co Ltd 2.0 41.0
Fidelity Risk Parity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity® Risk Parity Fund
Trading Symbol	FAPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Risk Parity Fund	$ 63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      Risk assets largely achieved positive results for the 12 months ending January 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•For the year, the fund's strategic allocation underperformed relative to the Risk Parity Custom Index due to its underweight position in equities during a period when stocks delivered strong returns.
•An allocation to commodities also detracted from relative performance, while exposure to gold was modestly beneficial.
•From an active positioning perspective relative to the supplemental Composite index, the fund had higher exposure to equity risk and lower exposure to fixed-income risk.
•Within the fund's equity allocation, the portfolio had a large overweight to international stocks and smaller overweight to U.S. equities. U.S. stocks outperformed equities in international developed and emerging markets this period. As a result, the fund's U.S. positioning aided performance versus the supplemental Composite index, but positioning in international equities detracted.
•Within the fixed-income allocation, underweights in investment-grade bonds, long-term U.S. Treasurys and international investment grade bonds notably aided relative performance. An average underweight in Treasury Inflation-Protected Securities detracted, as this category outperformed the broad investment grade fixed-income market.
•As of January 31, from an active allocation standpoint, the fund was overweight equities and underweight fixed income. Within equities, the fund maintained a large overweight in international markets, both developed and emerging, and a more-modest overweight in U.S. stocks.
•About 9% of fund assets were allocated to investment-grade bonds - well below the 20% neutral weight in the supplemental Composite benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 1, 2022 through January 31, 2025. Initial investment of $10,000. Fidelity® Risk Parity Fund $10,000 $10,263 $10,335 $11,527 Fidelity Risk Parity Composite Index $10,000 $10,485 $11,490 $12,980 Fidelity Total Investable Market Risk Parity Composite Index℠ $10,000 $10,273 $10,490 $11,610 MSCI ACWI (All Country World Index) Index $10,000 $10,732 $12,354 $14,962 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Risk Parity Fund 11.54% 6.05% Fidelity Risk Parity Composite Index 12.97% 11.38% Fidelity Total Investable Market Risk Parity Composite Index℠ 10.68% 6.36% MSCI ACWI (All Country World Index) Index 21.11% 18.12% A From September 1, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,350,457
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 47,274
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$8,350,457
Number of Holdings	30
Total Advisory Fee	$47,274
Portfolio Turnover	82%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 12.1 Swaps 45.5 Fixed-Income Funds 29.7 Domestic Equity Funds 21.3 International Equity Funds 6.2 Futures Contracts 7.6 Swaps 29.0 Short-Term Investments and Net Other Assets (Liabilities) 6.2 ASSET ALLOCATION (% of Fund's Total Exposure) Fixed-Income Funds - 29.7 Domestic Equity Funds - 21.3 International Equity Funds - 6.2 Futures Contracts - 7.6 Swaps - 29.0 Short-Term Investments and Net Other Assets (Liabilities) - 6.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 30.5 Fidelity Commodity Strategy Fund 10.2 iShares US Treasury Bond ETF 8.8 Fidelity Total Market Index Fund 7.9 Fidelity Small Cap Value Index Fund 7.3 Fidelity International Index Fund 6.4 Fidelity Small Cap Index Fund 4.9 iShares J.P. Morgan EM Local Currency Bond ETF 4.1 Fidelity Emerging Markets Index Fund 3.5 Fidelity Real Estate Index Fund 3.2 86.8
Fidelity Dynamic Buffered Equity ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Dynamic Buffered Equity ETF
Class Name	Fidelity® Dynamic Buffered Equity ETF
Trading Symbol	FBUF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Dynamic Buffered Equity ETF for the period April 9, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Dynamic Buffered Equity ETF A	$ 42	0.48%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.48%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The fund performed in line with its defensive orientation delivering strong returns with less volatility than that of the S&P 500® Index.
•The fund's relative underperformance against the S&P 500® Index was primarily due to the on-going cost to hedge the downside risk of the portfolio during a period of strong appreciation for the broader market.
•The fund's slight underperformance relative to its supplemental benchmark, the CBOE SP500 Collar Index, was attributable to its more defensive construct compared to the index, which resulted in slightly higher hedging costs and limited upside participation during the period.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 9, 2024 through January 31, 2025. Initial investment of $10,000. Fidelity® Dynamic Buffered Equity ETF $10,000 $11,169 CBOE S&P 500 95-110 Collar Index $10,000 $11,331 S&P 500® Index $10,000 $11,718 2024 2025
Net Assets	$ 9,715,852
Holdings Count | shares	170
Advisory Fees Paid, Amount	$ 30,367
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$9,715,852
Number of Holdings	170
Total Advisory Fee	$30,367
Portfolio Turnover	98%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Options 1.0 Common Stocks 98.8 Options 1.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 98.8 Options - 1.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 7.4 NVIDIA Corp 6.2 Microsoft Corp 5.5 Amazon.com Inc 4.7 Meta Platforms Inc Class A 3.3 Broadcom Inc 2.5 Alphabet Inc Class A 2.3 Berkshire Hathaway Inc Class B 2.2 Alphabet Inc Class C 2.2 JPMorgan Chase & Co 2.0 38.3
Fidelity Advisor Risk Parity Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Risk Parity Fund
Class Name	Fidelity Advisor® Risk Parity Fund Class M
Trading Symbol	FAPWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Risk Parity Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•      Risk assets largely achieved positive results for the 12 months ending January 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets, and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•For the year, the fund's strategic allocation underperformed relative to the Risk Parity Custom Index due to its underweight position in equities during a period when stocks delivered strong returns.
•An allocation to commodities also detracted from relative performance, while exposure to gold was modestly beneficial.
•From an active positioning perspective relative to the supplemental Composite index, the fund had higher exposure to equity risk and lower exposure to fixed-income risk.
•Within the fund's equity allocation, the portfolio had a large overweight to international stocks and smaller overweight to U.S. equities. U.S. stocks outperformed equities in international developed and emerging markets this period. As a result, the fund's U.S. positioning aided performance versus the supplemental Composite index, but positioning in international equities detracted.
•Within the fixed-income allocation, underweights in investment-grade bonds, long-term U.S. Treasurys and international investment grade bonds notably aided relative performance. An average underweight in Treasury Inflation-Protected Securities detracted, as this category outperformed the broad investment grade fixed-income market.
•As of January 31, from an active allocation standpoint, the fund was overweight equities and underweight fixed income. Within equities, the fund maintained a large overweight in international markets, both developed and emerging, and a more-modest overweight in U.S. stocks.
•About 9% of fund assets were allocated to investment-grade bonds - well below the 20% neutral weight in the supplemental Composite benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE July 7, 2022 through January 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,917 $9,932 $11,026 Fidelity Risk Parity Composite Index $10,000 $10,461 $11,464 $12,951 Fidelity Total Investable Market Risk Parity Composite Index℠ $10,000 $10,331 $10,550 $11,676 MSCI ACWI (All Country World Index) Index $10,000 $10,775 $12,403 $15,022 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class M (incl. 3.50% sales charge) 7.13% 3.87% Class M (without 3.50% sales charge) 11.01% 5.32% Fidelity Risk Parity Composite Index 12.97% 10.57% Fidelity Total Investable Market Risk Parity Composite Index℠ 10.68% 6.21% MSCI ACWI (All Country World Index) Index 21.11% 17.14% A From July 7, 2022 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jul. 07, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,350,457
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 47,274
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$8,350,457
Number of Holdings	30
Total Advisory Fee	$47,274
Portfolio Turnover	82%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 12.1 Swaps 45.5 Fixed-Income Funds 29.7 Domestic Equity Funds 21.3 International Equity Funds 6.2 Futures Contracts 7.6 Swaps 29.0 Short-Term Investments and Net Other Assets (Liabilities) 6.2 ASSET ALLOCATION (% of Fund's Total Exposure) Fixed-Income Funds - 29.7 Domestic Equity Funds - 21.3 International Equity Funds - 6.2 Futures Contracts - 7.6 Swaps - 29.0 Short-Term Investments and Net Other Assets (Liabilities) - 6.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Inflation-Protected Bond Index Fund 30.5 Fidelity Commodity Strategy Fund 10.2 iShares US Treasury Bond ETF 8.8 Fidelity Total Market Index Fund 7.9 Fidelity Small Cap Value Index Fund 7.3 Fidelity International Index Fund 6.4 Fidelity Small Cap Index Fund 4.9 iShares J.P. Morgan EM Local Currency Bond ETF 4.1 Fidelity Emerging Markets Index Fund 3.5 Fidelity Real Estate Index Fund 3.2 86.8
Fidelity Advisor Equity Market Neutral Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity Market Neutral Fund
Class Name	Fidelity Advisor® Equity Market Neutral Fund Class I
Trading Symbol	FEMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Equity Market Neutral Fund for the period June 25, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 66	1.11%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.11%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending January 31, 2025, driven by strong corporate profits, the potential for generative artificial intelligence to drive transformative change and the Federal Reserve's long-anticipated pivot to cutting interest rates.
•The period following the fund's launch through September 2024 proved difficult amid a market shift from growth to value and the unwinding of the Yen/USD carry trade.
•The primary driver of the underperformance was weak idiosyncratic stock selection in a few key long and short positions.
•The fund continued to maintain diversified positioning across sectors and countries, and benefited from opportunities that emerged as the market began shifting toward rewarding fundamentals in Q4 of 2024 and in January 2025.

Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 25, 2024 through January 31, 2025. Initial investment of $10,000. Class I $10,000 $9,760 Bloomberg US 3 Month Treasury Bellwether Index $10,000 $10,303 MSCI ACWI (All Country World Index) Index $10,000 $10,908 2024 2025
Net Assets	$ 12,976,079
Holdings Count | shares	135
Advisory Fees Paid, Amount	$ 67,797
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$12,976,079
Number of Holdings	135
Total Advisory Fee	$67,797
Portfolio Turnover	78%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Swaps 121.6 Forward Foreign Currency Contracts 41.8 Common Stocks 30.0 Swaps 46.2 Forward Foreign Currency Contracts 15.9 Short-Term Investments and Net Other Assets (Liabilities) 7.9 ASSET ALLOCATION (% of Fund's Total Exposure) Common Stocks - 30.0 Swaps - 46.2 Forward Foreign Currency Contracts - 15.9 Short-Term Investments and Net Other Assets (Liabilities) - 7.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Morgan Stanley Institutional Liquidity Prime Portfolio Institutional Class 21.4 Apollo Global Management Inc 2.3 Meta Platforms Inc Class A 2.3 Wells Fargo & Co 2.3 Insulet Corp 2.3 Morgan Stanley 2.2 Expedia Group Inc Class A 2.2 Taiwan Semiconductor Manufacturing Co Ltd 2.0 JPMorgan Chase & Co 2.0 Kuraray Co Ltd 2.0 41.0